Condensed Consolidated Statements of Shareholders’ Equity (Deficit) - USD ($)	Preferred Stock Previously Reported [Member]	Preferred Stock	Common Stock Previously Reported [Member]	Common Stock	Treasury Amount Previously Reported [Member]	Treasury Amount	Additional Paid-in Capital Previously Reported [Member]	Additional Paid-in Capital	Subscription Receivable	Accumulated Deficit Previously Reported [Member]	Accumulated Deficit	Accumulated Other Comprehensive Income	Previously Reported [Member]	Total
Balance (in Shares) at Mar. 31, 2023		545,386		8,575,686
Balance (in Shares) at Mar. 31, 2023						(139)
Balance at Mar. 31, 2023		$ 54		$ 3,519		$ (60,395)		$ 11,901,231	$ (48,718)		$ (9,990,987)	$ 1,670		$ 1,806,374
Net income											1,564,538			1,564,538
Currency translation adjustment												$ (1,670)		(1,670)
Offset with due to related party balance									48,718					$ 48,718
Balance (in Shares) at Mar. 31, 2024	545,386	545,386	8,575,686	8,575,686
Balance (in Shares) at Mar. 31, 2024					(139)	(139)								139
Balance at Mar. 31, 2024	$ 54	$ 54	$ 3,519	$ 3,519	$ (60,395)	$ (60,395)	$ 11,901,231	11,901,231		$ (8,426,449)	(8,426,449)		$ 3,417,960	$ 3,417,960
Net income										459,380			459,380	$ 459,380
Balance (in Shares) at Jun. 30, 2024	545,386		8,575,686
Balance (in Shares) at Jun. 30, 2024					(139)
Balance at Jun. 30, 2024	$ 54		$ 3,519		$ (60,395)		11,901,231			(7,967,069)			3,877,340
Balance (in Shares) at Mar. 31, 2024	545,386	545,386	8,575,686	8,575,686
Balance (in Shares) at Mar. 31, 2024					(139)	(139)								139
Balance at Mar. 31, 2024	$ 54	$ 54	$ 3,519	$ 3,519	$ (60,395)	$ (60,395)	11,901,231	11,901,231		(8,426,449)	(8,426,449)		3,417,960	$ 3,417,960
Net income											4,823,338			4,823,338
Offset with due to related party balance (in Shares)		6,000,000
Offset with due to related party balance		$ 600						599,400						$ 600,000
Balance (in Shares) at Mar. 31, 2025	6,545,386	6,545,386	8,575,686	8,575,686
Balance (in Shares) at Mar. 31, 2025					(139)	(139)								139
Balance at Mar. 31, 2025	$ 654	$ 654	$ 3,519	$ 3,519	$ (60,395)	$ (60,395)	12,500,631	$ 12,500,631		(3,603,111)	$ (3,603,111)		8,841,298	$ 8,841,298
Net income										2,196,305			2,196,305	$ 2,196,305
Balance (in Shares) at Jun. 30, 2025	6,545,386		8,575,686
Balance (in Shares) at Jun. 30, 2025					(139)									139
Balance at Jun. 30, 2025	$ 654		$ 3,519		$ (60,395)		$ 12,500,631			$ (1,406,806)			$ 11,037,603	$ 11,037,603